Summary of Significant Accounting Policies (Narrative) (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Accounting Policies [Abstract]
Restricted cash current, standby letters of credit	$ 70,000	$ 70,000
Issuance of letters of credit for insurance policy coverage	50,000	50,000
Restricted cash related credit card facility	$ 20,000	20,000
Number of operating segments	1
Short-term lease amount per month	$ 300
Lease costs	$ 10,700	$ 204,800